Consolidated Statements of Changes in Stockholders' Equity (USD $) In Thousands, except Share data	Total	Additional Paid in Capital [Member]	Retained Earnings (Deficit) [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Class A [Member]	Class B [Member]
Beginning Balance at Dec. 31, 2011	$ 706,402	$ 716,676	$ 429		$ (10,740)	$ 33	$ 4
Beginning Balance, shares at Dec. 31, 2011						32,548,906	4,462,692
Stock-based compensation	4,320	4,320
Exchange of A shares to B shares						(4)	4
Exchange of shares between A and B, shares						(3,556,592)	3,556,592
Net income	(4,828)		(4,828)
Other comprehensive income (loss)	22,280				22,280
Ending Balance at Dec. 31, 2012	728,174	720,996	(4,399)		11,540	29	8
Ending Balance, shares at Dec. 31, 2012						28,992,314	8,019,284
Stock-based compensation	1,540	1,540
Net income	6,775		6,775
Other comprehensive income (loss)	(6,580)				(6,580)
Ending Balance at Jun. 30, 2013	729,909	722,536	2,376		4,960	29	8
Ending Balance, shares at Jun. 30, 2013						28,992,314	8,019,284
Beginning Balance at Dec. 31, 2012	728,174	720,996	(4,399)		11,540	29	8
Beginning Balance, shares at Dec. 31, 2012						28,992,314	8,019,284
Stock-based compensation	2,635	2,635
Treasury stock purchases	(18,751)			(18,751)
Treasury stock purchases, shares						(927,312)	(192,132)
Net income	17,171		17,171
Other comprehensive income (loss)	(13,115)				(13,115)
Ending Balance at Dec. 31, 2013	716,114	723,631	12,772	(18,751)	(1,575)	29	8
Ending Balance, shares at Dec. 31, 2013						28,065,002	7,827,152
Beginning Balance at Nov. 30, 2013
Treasury stock purchases	(18,751)
Treasury stock purchases, shares						(927,312)	(192,132)
Ending Balance at Dec. 31, 2013	716,114	723,631	12,772		(1,575)	29	8
Ending Balance, shares at Dec. 31, 2013						28,065,002	7,827,152
Stock-based compensation	888	888
Exchange of shares between A and B, shares						68,499	(68,499)
Net income	12,694		12,694
Other comprehensive income (loss)	9,752				9,752
Ending Balance at Jun. 30, 2014	$ 739,448	$ 724,519	$ 25,466	$ (18,751)	$ 8,177	$ 29	$ 8
Ending Balance, shares at Jun. 30, 2014						28,133,501	7,758,653